Supplemental Financial Statement Data - Schedule of Current Portion of the Warranty Accrual (Details) - USD ($) $ in Millions	Dec. 27, 2024	Jun. 28, 2024	Dec. 29, 2023	Jun. 30, 2023	Jul. 01, 2022	Jul. 02, 2021
Warranty accrual:
Current portion	$ 22	$ 27
Long-term portion	22	21
Total warranty accrual	44	48	$ 43	$ 42
The Flash Business of Western Digital Corporation [Member]
Warranty accrual:
Current portion		27		23
Long-term portion		21		19
Total warranty accrual		48		$ 42	$ 52	$ 48
Sandisk Corporation [Member]
Warranty accrual:
Total warranty accrual	$ 44	$ 48